Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – Money Market Fund	$ 206,498,802	$ 206,563,051
Liabilities:
Derivative warrant liabilities – Public warrants		8,673,000
Derivative warrant liabilities – Private placement warrants
Total Fair Value	206,498,802	215,236,051
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – Money Market Fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private placement warrants		5,149,200
Total Fair Value		5,149,200
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – Money Market Fund
Liabilities:
Derivative warrant liabilities – Public warrants	13,319,250
Derivative warrant liabilities – Private placement warrants	7,907,700
Total Fair Value	$ 21,226,950